Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses
Right to use facilities paid in advance	$ 23,034	$ 23,920
Prepaid insurance	22,325	15,065
Deferred costs of works for taxes	1,477	1,929
Other prepaid expenses	1,288	1,452
Prepaid expenses	48,124	42,366
Classification by maturity:
Current portion	25,976	19,333
Non-current portion	22,148	23,033
Prepaid expenses	$ 48,124	$ 42,366